SUBSEQUENT EVENTS (Detail Textuals) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2019	Feb. 28, 2019	May 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					400,000	1,393,335
Stock Issued During Period, Value, New Issues				$ 900,000	$ 900,000	$ 2,056,000
Initial public offering
Subsidiary, Sale of Stock [Line Items]
Number of common stock sold				1,020,820
Subsequent event | Alzheimer's Association
Subsidiary, Sale of Stock [Line Items]
Amount of awards granted		$ 1,000,000
Cash received form awards granted		$ 600,000
Subsequent event | Initial public offering
Subsidiary, Sale of Stock [Line Items]
Number of common stock sold		1,020,820
Gross proceeds from initial public offering		$ 8,166,560
Net proceeds from initial public offering		$ 7,251,142
Subsequent event | Placement agents
Subsidiary, Sale of Stock [Line Items]
Number of common stock called by warrants		40,833
Exercise price of warrants		$ 9.60
Subsequent event | Investors
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			522,212
Proceeds from issuance or sale of equity			$ 4,727,435
Subsequent event | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			11,100
Stock Issued During Period, Value, New Issues			$ 118,881
Subsequent event | Chief Financial Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			5,000
Stock Issued During Period, Value, New Issues			$ 53,550
Subsequent event | Consulting agreement | Pacific Seaboard
Subsidiary, Sale of Stock [Line Items]
Number of shares waived	200,000
Stock Issued During Period, Shares, New Issues	400,000